Organization and Principal Activities (Details) - Schedule of Subsidiary Companies (Parentheticals)	12 Months Ended
Mar. 31, 2024 HKD ($)
Reitar Logtech Engineering Limited (formerly known as Kamui Group Holdings Limited) [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated Date	Sep. 15, 2022
Issued share capital	$ 202
Kamui Development Group Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated Date	Oct. 24, 2022
Issued share capital	$ 1
Kamui Cold Chain Engineering & Service Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated Date	Oct. 26, 2015
Issued share capital	$ 100
Kamui Logistics Automation System Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated Date	Jan. 22, 2013
Issued share capital	$ 10,000
Kamui Construction & Engineering Group Limited (formerly known as Window King Limited) [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated Date	Dec. 16, 2016
Issued share capital	$ 1
Vincit EngTech Co., Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated Date	Jul. 14, 2023
Issued share capital	$ 1,000
Ownership Percentage	75.00%
Vincit Build Solution Co., Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated Date	May 10, 2023
Issued share capital	$ 100
Ownership Percentage	51.00%
Alvin Design and Construction Company Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated Date	Oct. 03, 2018
Issued share capital	$ 180,000
Acquired Date	Sep. 11, 2023
Reitar Capital Partners Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated Date	May 11, 2020
Issued share capital	$ 100
Reitar Logtech Group Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated Date	Jun. 03, 2020
Issued share capital	$ 100
Reitar Cold Chain Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated Date	Feb. 26, 2021
Issued share capital	$ 100
Reitar Properties Leasing Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated Date	Mar. 01, 2022
Issued share capital	$ 100
Reithub Consulting Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated Date	Feb. 28, 2022
Issued share capital	$ 100
Reitar Asset Management Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated Date	Jun. 14, 2022
Issued share capital	$ 100
Cogen Advisory Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated Date	Sep. 01, 2022
Issued share capital	$ 100
Ownership Percentage	51.00%
Cogen Investment (WS) Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated Date	Feb. 01, 2023
Issued share capital	$ 100
Cogen Operation Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated Date	Sep. 30, 2022
Issued share capital	$ 10,000
Acquired Date	May 15, 2023